DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments (Details)	12 Months Ended
Feb. 29, 2020 Division Segment Store_format
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of divisions | Division	13
Number of reportable segments | Segment	1
Number of store format | Store_format	1